Patent Finance Obligation - Schedule of Principal Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 2,547
2014	2,670
2015 and thereafter